Share based compensation - Narrative (Details) $ / shares in Units, $ in Millions			2 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2023 installment shares	Feb. 01, 2023 shares	Feb. 22, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 27, 2024 shares	Nov. 17, 2023 $ / shares	Aug. 06, 2022 shares	Feb. 23, 2022 $ / shares shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)			0							0
Share price (in USD per share) | $ / shares							$ 41.83
Share-based compensation expense | $			$ 0	$ 0	$ 12
Cost not yet recognized | $					$ 25
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost not yet recognized, period for recognition					2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost not yet recognized, period for recognition					3 years
TSR market condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employees subject to metric achievement	60.00%
Performance condition, free cash flow metrics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employees subject to metric achievement	40.00%
Management incentive plan (MIP) 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average modification date fair value (in USD per share) | $ / shares							51.24
Management incentive plan (MIP) 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average modification date fair value (in USD per share) | $ / shares							32.48
LTIP 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average modification date fair value (in USD per share) | $ / shares							$ 16.96
Share-based payment arrangement | Company directors and senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital percentage								5.50%
Share-based payment arrangement | Management incentive plan (MIP) 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)								2,910,053
Share-based payment arrangement | Subsequent event | Management incentive plan (MIP) 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)						2,892,987
Awards subject to service or external market conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)				418,508	660,436				0
Granted during the period (in shares)				418,508	447,363
Weighted average remaining contractual term			0 years	2 years 7 months 6 days	1 year 9 months 10 days
Weighted average modification date fair value (in USD per share) | $ / shares				$ 0	$ 38.98				$ 0
Awards subject to service or external market conditions | Management incentive plan (MIP) 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period (in shares)	125,841
Number of equal installments | installment	3
Share-based compensation arrangement by share-based payment award, award requisite service period	3 years
Awards subject to service or external market conditions | Management incentive plan (MIP) 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)				125,553
Granted during the period (in shares)					6,412
Awards subject to service or external market conditions | LTIP 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period (in shares)		65,492
Awards subject to internal performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)				0	100,494				0
Granted during the period (in shares)				0	117,452
Weighted average remaining contractual term			0 years	0 years	2 years
Weighted average modification date fair value (in USD per share) | $ / shares				$ 0	$ 41.83				$ 0
Awards subject to internal performance conditions | Management incentive plan (MIP) 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period (in shares)	293,629
Awards subject to internal performance conditions | Management incentive plan (MIP) 2023 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award requisite service period	2 years
Awards subject to internal performance conditions | Management incentive plan (MIP) 2023 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award requisite service period	3 years
Awards subject to internal performance conditions | Management incentive plan (MIP) 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)				292,955
Granted during the period (in shares)					14,960
Awards subject to internal performance conditions | LTIP 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period (in shares)		58,481